Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Earnings Reinvested in the Business [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2011	$ 5,396	$ 94,187	$ 1,069,610	$ (80,935)	$ (39,048)
Beginning Balance (in shares) at Dec. 31, 2011				4,038,011
Net earnings			123,908			123,908
Other comprehensive income					34,463
Cash dividends paid			(43,426)
Share-based compensation		10,086
Stock options exercised		52		1,438
Stock options exercised (in shares)				(66,579)
Non-vested stock issued upon vesting		(6,999)		6,999
Non-vested stock issued upon vesting (in shares)				(313,812)
Benefit plans		388		480
Benefit plans (in shares)				(22,925)
Purchase of treasury stock				(23,154)
Purchase of treasury stock (in shares)				626,251
Other		539		(86)
Other (in shares)				3,875
Ending Balance at Dec. 31, 2012	5,396	98,253	1,150,092	(95,258)	(4,585)
Ending Balance (in shares) at Dec. 31, 2012				4,264,821
Net earnings			113,295			113,295
Other comprehensive income					10,587
Cash dividends paid			(45,513)
Share-based compensation		8,430
Stock options exercised		(63)		1,063
Stock options exercised (in shares)				(47,584)
Non-vested stock issued upon vesting		(2,113)		2,113
Non-vested stock issued upon vesting (in shares)				(94,600)
Benefit plans		385		595
Benefit plans (in shares)				(26,635)
Other		227		(220)
Other (in shares)				9,825
Ending Balance at Dec. 31, 2013	5,396	105,119	1,217,874	(91,707)	6,002	1,242,684
Ending Balance (in shares) at Dec. 31, 2013				4,105,827
Net earnings			73,646			73,646
Other comprehensive income					(91,130)
Cash dividends paid			(47,893)
Share-based compensation		6,265
Stock options exercised		(161)		753
Stock options exercised (in shares)				(27,001)
Non-vested stock issued upon vesting		(1,206)		1,206
Non-vested stock issued upon vesting (in shares)				(40,300)
Benefit plans		510		406
Benefit plans (in shares)				(18,185)
Purchase of treasury stock				(138,288)
Purchase of treasury stock (in shares)				2,500,000
Other		442		(299)
Other (in shares)				9,550
Ending Balance at Dec. 31, 2014	$ 5,396	$ 110,969	$ 1,243,627	$ (227,929)	$ (85,128)	$ 1,046,935
Ending Balance (in shares) at Dec. 31, 2014				6,529,891